5. EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Equipment	$ 758,606	$ 590,011
Accumulated depreciation	(553,474)	(522,869)
Equipment, net	205,132	67,142	$ 173,804
Depreciation expense for year ended	39,076	9,048
Computer hardware and software
Equipment	$ 209,517	196,070
Estimated Useful lives in years	3 years
Machinery and equipment
Equipment	$ 265,446	258,446
Estimated Useful lives in years	5 years
Molds, tools and dies
Equipment	$ 244,192	96,557
Estimated Useful lives in years	5 years
Office furniture and fixtures
Equipment	$ 39,451	$ 38,938
Estimated Useful lives in years	5 years